Short-term Investments (Details) - Short-Term Investments [Member] ¥ in Thousands	12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)
Short-term Investments (Details) [Line Items]
Unrealized gains loss		¥ 4,009
Accrued interest